Senior Notes and Unsecured Revolving Credit Facility (Tables)	3 Months Ended
Mar. 31, 2017
Debt Disclosure [Abstract]
Schedule of notes payable
Notes payable consisted of the following:

	March 31,	December 31,
	2017	2016
	(Dollars in thousands)
7.25% Senior Notes due 2022, net	$241,738	$—
Senior unsecured revolving credit facility	—	118,000
Total Notes Payable	$241,738	$118,000